INVESTMENT IN MASTER TRUST	12 Months Ended
Dec. 31, 2025
EBP 017
EBP, Master Trust [Line Items]
INVESTMENT IN MASTER TRUST	INVESTMENT IN MASTER TRUST
RTX has entered into a Master Trust agreement with the Trustee. The Plan purchases units of participation in the investment options based on its contribution to such options, in addition to income or loss the investment options may earn or sustain, less distributions made to the plan participants and plan expenses.
The Plan’s interest in the Master Trust represented 100% of the Master Trust’s net assets at December 31, 2025 and 2024. Although the Plan is the only participating plan in the Master Trust as of December 31, 2025 and 2024, the Company intends to keep the Master Trust for potential future acquired plans and file a Form 5500 for the Master Trust.
The following is a summary of the Master Trust financial information:
RTX SAVINGS PLAN MASTER TRUST
Statements of Net Assets
(Thousands of Dollars)

	December 31,
	2025	2024
Assets:
Investment at fair value:
Cash equivalents and short-term investments	$314,359	$302,024
Mutual funds and exchange traded funds	1,752,355	1,472,704
Common and preferred stock	31,844,027	27,919,563
Interest in real estate investment trusts	681,422	676,798
Other securities	32,159	44,981
Commingled index funds	10,655,745	9,381,092
RTX common stock	10,433,470	6,855,255
Total investments at fair value	55,713,537	46,652,417
Stable value fund investment contracts (at contract value)	11,946,126	10,090,388
Subtotal	67,659,663	56,742,805
Receivable for securities sold	—	1,512,810
Notes receivable from participants (1)	407,743	391,810
Total net assets	$68,067,406	$58,647,425
(1)    Presented separately on the Statements of Net Assets Available for Benefits.

RTX SAVINGS PLAN MASTER TRUST
Statement of Changes in Net Assets
(Thousands of Dollars)

Year Ended December 31, 2025
Additions:
Interest and dividend income	$1,169,306
Interest income on notes receivable from participants	30,704
Transfers in from participating plan for purchase of units	3,066,115
Net appreciation on fair value of investments	10,727,092
Total additions	14,993,217
Deductions:
Transfers out on behalf of participating plan for distributions	5,486,411
Master Trust administrative expense	86,825
Total deductions	5,573,236
Increase in net assets	9,419,981
Net assets:
Beginning of year	58,647,425
End of year	$68,067,406